Income and Expenses on Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of Income and Expenses on Financial Instruments

Income and Expenses on Financial Instruments are as follows:

For the year ended March 31, 2024

						(in millions of yen)
	Financial assets measured at FVTPL	Debt instruments measured at FVTOCI	Equity instruments measured at FVTOCI	Financial assets measured at amortized cost	Financial liabilities measured at amortized cost	Derivative instruments	Total
Income
Gains (losses) on financial instruments
Net gains (losses) recognized in profit or loss	42,073	43	—	33	412	(38,612)	3,949
Dividend income	692	—	0	—	—	—	692
Subtotal	42,765	43	0	33	412	(38,612)	4,641
Interest income	—	1,577	—	72,247	—	60	73,884

Expenses
Interest expenses (1)	—	—	—	—	1,930	1	1,931
Impairment losses (gains) on financial assets (2)(3)	—	—	—	18,881	—	—	18,881

For the year ended March 31, 2025

						(in millions of yen)
	Financial assets measured at FVTPL	Debt instruments measured at FVTOCI	Equity instruments measured at FVTOCI	Financial assets measured at amortized cost	Financial liabilities measured at amortized cost	Derivative instruments	Total
Income
Gains (losses) on financial instruments
Net gains (losses) recognized in profit or loss	7,401	(90)	—	667	(3)	(3,680)	4,295
Dividend income	1,234	—	0	—	—	—	1,234
Subtotal	8,635	(90)	0	667	(3)	(3,680)	5,529
Interest income	(147)	1,850	—	86,689	—	50	88,442

Expenses
Interest expenses (1)	—	—	—	—	4,253	1	4,254
Impairment losses (gains) on financial assets (2)(3)	—	—	—	26,468	—	—	26,468

For the year ended March 31, 2026

						(in millions of yen)
	Financial assets measured at FVTPL	Debt instruments measured at FVTOCI	Equity instruments measured at FVTOCI	Financial assets measured at amortized cost	Financial liabilities measured at amortized cost	Derivative instruments	Total
Income
Gains (losses) on financial instruments
Net gains (losses) recognized in profit or loss	58,250	66	—	2,524	(154)	(51,524)	9,162
Dividend income	1,088	—	0	—	—	—	1,088
Subtotal	59,338	66	0	2,524	(154)	(51,524)	10,250
Interest income	6	3,218	—	113,237	—	27	116,488

Expenses
Interest expenses (1)	—	—	—	—	10,588	2	10,590
Impairment losses (gains) on financial assets (2)(3)	1	—	—	25,640	—	—	25,641

(1)
Interest expenses are included in other operating expenses presented in the Consolidated Statements of Profit or Loss.
(2)
Impairment losses (gains) on financial assets are included in provision for loss allowance presented in the Consolidated Statements of Profit or Loss.
(3)
The following adjustments would reconcile impairment losses (gains) on financial assets with provision for loss allowance presented in the Consolidated Statements of Profit or Loss:

		(in millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Impairment losses (gains) on financial assets	18,881	26,468	25,641
Provisions for credit losses on loan commitments	4,740	(1,836)	24
Write-offs	(615)	(690)	(742)
Provision for loss allowance	23,006	23,942	24,923